INVENTORIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Inventories net of provisions	$ 16,274,000	$ 12,063,000	$ 9,781,000
Cost of sales	45,340,000	49,299,000	48,342,000
Inventory provision released during the year	$ 0	$ 0	$ 120,000